SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2020 HKD ($) $ / shares shares
LOSS PER SHARE (expressed in HK$ and US$ per shares)
Net loss attributable to the ordinary shareholders	$ (12,629)	$ (98,491)	$ (128,020)	$ (96,325)
Basic and Diluted	572,592,877	572,592,877	487,825,400	472,358,725
Basic and Diluted | (per share)	$ (0.022)	$ (0.172)	$ (0.262)	$ (0.204)